Average Annual Total Returns{- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2025 Fund	Fidelity Advisor Freedom Blend 2025 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2025 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2025 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2025 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2025 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2025 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2025 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0551 Past 1 year	F0551 Since Inception
Total	7.32%	7.52%	[1]	6.07%	6.32%	[1]	4.85%	5.49%	[1]	9.60%	8.35%	[1]	12.00%	9.45%	[1]	14.14%	10.55%	[1]	14.22%	10.66%	[1]	18.40%	13.87%	[1]	13.56%	10.31%	[1]

[1]	(a)From August 31, 2018